Trade and other receivables (Details) - GBP (£) £ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade and other receivables
R&D tax relief receivable	£ 26,624	£ 16,644
Government grants and VAT receivable	5,823	4,124
Prepayments	11,114	8,356
Other receivables	326	323
Amounts due from related party		18
Total trade and other receivables	£ 43,887	£ 29,465